Liabilities for puttable financial instrument	12 Months Ended
Dec. 31, 2022
Liabilities for puttable financial instrument [Abstract]
Liabilities for puttable financial instrument
27	Liabilities for puttable financial instrument
See accounting policies in note 36(J).
On December 30, 2022, the Group acquired 74.39%

of the issued share capital of ACT Genomics. In connection with the ACT Acquisition, a puttable financial instrument had been granted under the shareholders’ agreements to the remaining shareholders of ACT (the “NCI of ACT”), which the Group has an obligation to buy the remaining shares from the NCI of ACT at specified price if the NCI of ACT exercises the option before the contract’s expiry date.
The puttable financial instrument is presented as a current financial liability in the consolidated financial statements due to a potential event could trigger within twelve months from the end of the reporting period.
The movement of the liabilities for puttable financial instrument during year ended December 31, 2022 are analyzed as follows:

2022
$
At January 1	—
Issuance of puttable financial instrument	17,138,905

At December 31	17,138,905